Stock Options	9 Months Ended
Oct. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

NOTE 5 – Stock options

Qualified and Non-qualified incentive stock options to employees and directors outstanding at October 31, 2016 are as follows:

		Weighted average
	Number of	exercise
	options	price per share
Outstanding, January 31, 2016	85,421,374	$0.042
Granted	12,081,326	0.007
Cancelled	(110,250)	2.872
Exercised	-	-
Outstanding, October 31, 2016	97,392,450	$0.034

Exercisable, October 31, 2016	97,392,450	$0.034

During the nine months ended October 31, 2016 the Company granted 1,951,376 incentive stock options to employees and directors previously reserved under the Company’s stock option plans with an exercise price of $0.0257. The options all fully vested by September 2016 and expire in September 2023.

In October 2016, the Company issued 10,129,950 non-qualified stock options to employees for services at an exercise price of $0.003. These options vested immediately and have a 10 year term.

Non-qualified stock options to non-employee consultants and vendors outstanding at October 31, 2016 are as follows:

		Weighted average
	Number of	exercise
	options	price per share
Outstanding, January 31, 2016	863,500	$0.316
Granted	1,421,300	0.003
Expired	(201,000)	1.110
Exercised	-	-
Outstanding, October 31, 2016	2,083,800	$0.026

Exercisable, October 31, 2016	2,083,800	$0.026

In June 2016, the Company issued 592,500 non-qualified stock options to a third-party for services at an exercise price of $0.004. These options vested immediately and have a 10 year term.

In October 2016, the Company issued 828,800 non-qualified stock options to a third-party for services at an exercise price of $0.003. These options vested immediately and have a 10 year term.

During the nine months ended October 31, 2016, we recognized $72,000 of compensation expense related to incentive and non-qualified stock options granted to officers, employees and consultants.